UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/03

Date of reporting period: 11/01/02 - 10/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Retirement
                                        Reserves
                                        Money Fund
                                        Of Merrill Lynch Retirement Series Trust

Annual Report
October 31, 2003

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Retirement Reserves Money Fund

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

A Letter From the President

Dear Shareholder

As 2003 draws to a close, it seems appropriate to reflect on what has been a meaningful year in many respects. We saw the beginning and the end of all-out war in Iraq, equity market uncertainty turned to strength and sub par gross domestic product growth of 1.4% in the first quarter of 2003 grew to an extraordinary 8.2% in the third quarter. Amid the good news, fixed income investments, which had become the asset class of choice during the preceding three-year equity market decline, faced new challenges.

Earlier in the year, the Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, long-term interest rates continued to be volatile, as investors began to anticipate the impact of future Federal Reserve Board policy and economic revitalization. As of October 31, 2003, the ten-year Treasury bond was yielding 4.33%. This compared to a yield of 3.89% six months earlier and 3.93% one year ago.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. With that said, remember that the advice and guidance of a skilled financial advisor often can mean the difference between successful and unsuccessful investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee

        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund maintained a longer-than-average portfolio maturity for most of the 12-month period in order to take advantage of higher yields at the longer end of the money market yield curve.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the year ended October 31, 2003, Merrill Lynch Retirement Reserves Money Fund Class I and Class II Shares had net annualized yields of .88%* and .69%,* respectively. As of October 31, 2003, the Fund's Class I and Class II Shares had seven-day yields of .62% and .42%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 2003 was 71 days, compared to 56 days as of October 31, 2002 and 60 days at April 30, 2003. The Fund's average maturity during the 12-month period ranged from a high of 71 days to a low of 54 days.

Short-term and long-term interest rates moved in opposite directions over the past 12 months. The yield on the three-month U.S. Treasury bill fell from 1.48% at October 31, 2002 to .96% at October 31, 2003. Conversely, the yield on the ten-year Treasury note rose from 3.93% to 4.33% year-over-year. Because of this, the Fund's performance for the fiscal year benefited from its longer-than-average maturity versus many of its peers and a significant position in floating rate securities. The portfolio's longer maturity benefited performance most significantly early in the fiscal year, as the Federal Reserve Board reduced its target Federal Funds rate in its ongoing effort to spur economic growth. We maintained the portfolio's relatively long average maturity because we believed that interest rates would remain steady or decline modestly.

How did you manage the portfolio during the 12-month period?

Early in the period, we believed that the Federal Reserve Board was going to leave short-term interest rates unchanged as long as the employment picture remained weak. With that in mind, we added some longer-dated callable U.S. agency securities to the portfolio as they offered yield enhancement and the potential for price appreciation. Yield spreads (relative to U.S. Treasury issues) on agency securities widened as accounting practices at the Federal National Mortgage Agency (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) came under increased scrutiny. Agency floating rate securities also offered better yields than commercial paper, so we increased our holdings to approximately 60% of the Fund's total net assets in floaters.

Finally, late in the fiscal year, the Federal Reserve Board maintained its target Federal Funds rate at 1% following its .25% reduction in June 2003. Therefore, we sold two-year U.S. Treasury notes at appreciated prices, taking advantage of their yield spreads versus shorter-term securities.

How would you characterize the portfolio's position at the close of the period?

The Fund's position at the close of the period was relatively aggressive in light of the low yields in the short end of the money market yield curve. Given the yield advantage that floating rate securities offered, we ended the period with a significant position in these securities and a very small allocation in commercial paper.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

We believe short-term interest rates will remain virtually unchanged until there is dramatic improvement in the U.S. employment situation. Therefore, we intend to maintain our longer-than-average portfolio maturity in an effort to enhance the Fund's yield. A steeper yield curve among short-term securities would provide us with greater opportunities to add longer-dated issues to the portfolio, offering higher yield spreads versus one-month commercial paper.

The Fund's portfolio composition at the end of the October period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                          10/31/03       4/30/03
--------------------------------------------------------------------------------
Bank Notes .........................................         1.5%          2.0%
Certificates of Deposit--European ..................         1.9           1.5
Certificates of Deposit--Yankee ....................         5.1          10.6
Commercial Paper ...................................        23.8          30.2
Corporate Notes ....................................         7.3           6.2
Funding Agreements .................................         5.0           5.0
Municipal Bonds ....................................          --           0.7
Promissory Notes ...................................         0.5            --
Repurchase Agreements ..............................         2.5           2.2
U.S. Government, Agency & Instrumentality
  Obligations--Discount ............................         4.0           1.8
U.S. Government, Agency & Instrumentality
  Obligations--Non-Discount ........................        49.7          41.6
Short-Term Investments .............................         4.2            --
Liabilities in Excess of Other Assets ..............        (5.5)         (1.8)
                                                          ----------------------
Total ..............................................       100.0%        100.0%
                                                          ======================

Donaldo S. Benito
Vice President and Portfolio Manager

November 13, 2003


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003       5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

                              Face         Interest       Maturity
Issue                        Amount          Rate*          Date          Value
--------------------------------------------------------------------------------
Bank Notes--1.5%
--------------------------------------------------------------------------------
National City               $ 26,000         1.07+%       3/03/2004     $ 26,002
Bank of Ohio
--------------------------------------------------------------------------------
U.S. Bank, NA                 52,000         1.44+       12/02/2003       52,008
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$78,018) ..................................       78,010
--------------------------------------------------------------------------------
Certificates of Deposit--European--1.9%
--------------------------------------------------------------------------------
Credit Suisse                 51,000         1.085       11/10/2003       51,000
First Boston Corp.,
London
--------------------------------------------------------------------------------
HBOS Treasury                 52,000         1.12         1/23/2004       52,001
Services PLC, London
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$103,000) ..................................................      103,001
--------------------------------------------------------------------------------
Certificates of Deposit--Yankee--5.1%
--------------------------------------------------------------------------------
Abbey National                54,000         1.04+        3/12/2004       53,998
Treasury Services
PLC, NY
--------------------------------------------------------------------------------
BNP Paribas, NY               68,000         1.04+        3/08/2004       67,999
--------------------------------------------------------------------------------
Canadian Imperial             67,000         1.14+       11/15/2004       67,000
Bank of Commerce,
NY
--------------------------------------------------------------------------------
Deutsche Bank AG,             21,400         1.25         6/21/2004       21,432
NY
--------------------------------------------------------------------------------
Societe Generale,             65,000         1.05+        2/12/2004       64,999
NY
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$275,396) ..................................................      275,428
--------------------------------------------------------------------------------
Commercial Paper--23.8%
--------------------------------------------------------------------------------
Amstel Funding                26,000         1.08        11/05/2003       25,996
Corp.                         52,400         1.08        11/14/2003       52,378
                              30,000         1.08        11/19/2003       29,983
                              45,000         1.08        12/11/2003       44,945
                              21,000         1.07        12/15/2003       20,972
--------------------------------------------------------------------------------
Amsterdam Funding             19,000         1.05        11/17/2003       18,991
Corp.                         45,000         1.06        11/21/2003       44,972
                              17,992         1.06        12/29/2003       17,960
--------------------------------------------------------------------------------
Barton Capital                14,000         1.06        11/05/2003       13,998
Corp.                         20,304         1.055       12/08/2003       20,281
--------------------------------------------------------------------------------
Clipper Receivables           45,000         1.06        11/03/2003       44,996
Corp.                         40,000         1.06        11/12/2003       39,986
                              30,000         1.06        12/03/2003       29,971
                              33,000         1.06        12/09/2003       32,962
--------------------------------------------------------------------------------
Delaware Funding              22,000         1.05        12/01/2003       21,980
Corp.
--------------------------------------------------------------------------------
Den Norske                    23,000         1.07        11/04/2003       22,997
Bank ASA
--------------------------------------------------------------------------------
Edison Asset                  12,000         1.07        11/03/2003       11,999
Securitization, LLC           18,000         1.06        11/06/2003       17,997
                              25,000         1.06        11/18/2003       24,987
                              34,000         1.06        12/08/2003       33,962
--------------------------------------------------------------------------------
Eureka                        13,500         1.08        11/13/2003       13,495
Securitization Inc.           42,000         1.06        12/17/2003       41,942
--------------------------------------------------------------------------------
Falcon Asset                  20,000         1.055       12/03/2003       19,981
Securitization
--------------------------------------------------------------------------------
Greyhawk Funding,             28,000         1.11         1/28/2004       27,922
LLC
--------------------------------------------------------------------------------
HBOS Treasury                 16,000         1.08        11/04/2003       15,998
Services, PLC
--------------------------------------------------------------------------------
Jupiter                       40,000         1.055       11/10/2003       39,988
Securitization                10,000         1.06        11/10/2003        9,997
Corp.                         18,100         1.06        11/20/2003       18,089
                              66,000         1.055       11/24/2003       65,953
                              21,000         1.06        11/26/2003       20,984
                              21,592         1.06        12/04/2003       21,570
--------------------------------------------------------------------------------
Mont Blanc                    36,000         1.06        11/20/2003       35,979
Capital Corp.                 32,000         1.06        11/24/2003       31,977
                              10,500         1.06        11/25/2003       10,492
                              20,000         1.06        11/26/2003       19,985
--------------------------------------------------------------------------------
Morgan Stanley                55,000         1.07+       12/02/2003       55,000
                              55,000         1.08+       12/02/2003       55,000
--------------------------------------------------------------------------------
Newport Funding                7,500         1.05        12/04/2003        7,493
Corp.
--------------------------------------------------------------------------------
Nordea North                  16,000         1.05        11/17/2003       15,992
America Inc.
--------------------------------------------------------------------------------
PB Finance                    50,000         1.08        12/04/2003       49,949
(Delaware) Inc.
--------------------------------------------------------------------------------
Sheffield                     37,000         1.05        11/25/2003       36,973
Receivables
Corp.
--------------------------------------------------------------------------------
Sigma Finance Inc.            27,000         1.06        11/20/2003       26,984
                              26,700         1.07+       12/05/2003       26,699
--------------------------------------------------------------------------------
Tulip Funding                 26,000         1.06        11/10/2003       25,992
Corp.                         21,000         1.06        12/01/2003       20,981
--------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$1,287,731) ................................................    1,287,728
--------------------------------------------------------------------------------


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

Schedule of Investments (continued)                               (in Thousands)

                              Face          Interest      Maturity
Issue                        Amount          Rate*          Date          Value
--------------------------------------------------------------------------------
Corporate Notes--7.3%
--------------------------------------------------------------------------------
American Honda              $ 12,500         1.09+%       5/12/2004     $ 12,501
Finance Corp.                 26,100         1.064+       8/04/2004       26,102
--------------------------------------------------------------------------------
Associates                    34,000         1.24+        6/25/2004       34,003
Corp. of North
America
--------------------------------------------------------------------------------
BMW US Capital                21,000         1.12+       12/10/2003       21,000
Corp.
--------------------------------------------------------------------------------
General Electric              69,000         1.27+        4/22/2004       69,051
Capital Corp.                 21,800         1.24+        5/20/2004       21,820
                              62,500         1.20+       11/16/2004       62,500
--------------------------------------------------------------------------------
Goldman Sachs                 27,000         1.40+       11/10/2004       27,000
Group, Inc.
--------------------------------------------------------------------------------
Household Finance             27,000         1.13+        8/18/2004       26,997
Corp.
--------------------------------------------------------------------------------
Metropolitan Life             13,000         1.13+       11/15/2004       13,000
Global Funding I
--------------------------------------------------------------------------------
Morgan Stanley                50,000         1.24+       11/15/2004       50,000
--------------------------------------------------------------------------------
Northern Rock PLC             28,000         1.13+       11/19/2003       28,001
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$391,970) ............................      391,975
--------------------------------------------------------------------------------
Funding Agreements--5.0%
--------------------------------------------------------------------------------
GE Life                       50,000         1.18+        6/03/2004       50,000
and Annuity
Assurance Co.
--------------------------------------------------------------------------------
Hartford Life                 50,000         1.17+       12/01/2003       50,000
Insurance Co.
--------------------------------------------------------------------------------
Jackson National              50,000         1.20+        5/03/2004       50,000
Life Insurance Co.
--------------------------------------------------------------------------------
Metropolitan Life             32,000         1.23+        2/02/2004       32,000
Insurance Co.
--------------------------------------------------------------------------------
Monumental Life               30,000         1.265+       8/13/2004       30,000
Insurance Co.
--------------------------------------------------------------------------------
New York Life                 40,000         1.18+        5/28/2004       40,000
Insurance Co.
--------------------------------------------------------------------------------
The Travelers                 20,000         1.18+        3/01/2004       20,000
Insurance Co.
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$272,000) .........................      272,000
--------------------------------------------------------------------------------
Promissory Notes--0.5%
--------------------------------------------------------------------------------
Morgan Stanley                27,500         1.16         2/02/2004       27,500
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$27,500) ............................       27,500
--------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Discount--4.0%
--------------------------------------------------------------------------------
Fannie Mae                    32,000         1.075       11/21/2003       31,982
                              65,000         1.075        1/21/2004       64,853
                              53,600         1.30         4/02/2004       53,348
                              55,000         1.36         8/20/2004       54,461
--------------------------------------------------------------------------------
Freddie Mac                   13,400         1.275        2/26/2004       13,354
--------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$217,942) ............................      217,998
--------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--49.7%
--------------------------------------------------------------------------------
Fannie Mae                    64,500         4.75        11/14/2003       64,586
                              60,000         0.973+      12/03/2003       59,998
                             140,000         1.20+        1/14/2004      140,000
                              41,000         1.01+        1/22/2004       40,999
                             103,000         0.983+       2/13/2004      102,991
                              12,500         5.125        2/13/2004       12,599
                             140,000         0.985+       5/27/2004      139,964
                              13,500         3.00         6/15/2004       13,646
                              46,500         6.50         8/15/2004       48,387
                              18,500         3.50         9/15/2004       18,845
                              79,000         1.036+      10/29/2004       78,974
                              11,000         2.625       11/04/2004       11,000
                             132,500         1.03+        1/07/2005      132,439
                              11,000         2.20         1/14/2005       11,017
                              10,500         2.15         1/28/2005       10,518
                              78,000         1.05+        2/18/2005       77,957
                             104,000         1.06+        2/18/2005      103,972
                              10,800         2.00         4/08/2005       10,824
                              16,000         1.81         5/20/2005       15,990
                              21,100         1.45         7/08/2005       20,942
                              13,000         7.00         7/15/2005       14,102
                              13,000         2.30         9/16/2005       13,073
                              13,000         2.10        10/21/2005       13,020
--------------------------------------------------------------------------------


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003       7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                              Face         Interest       Maturity
Issue                        Amount          Rate*          Date         Value
-------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (continued)
-------------------------------------------------------------------------------
Federal Farm                $ 27,000         1.00+%       3/01/2004    $ 26,997
Credit Bank                  110,000         1.00+        3/01/2004     109,993
                              56,000         0.99+        3/16/2004      55,992
                              50,000         1.00+        3/16/2004      49,996
                              33,000         1.00+        4/15/2004      32,997
                              55,000         0.99+        6/21/2004      54,993
                              28,000         1.02+        8/06/2004      27,997
                              27,000         1.02+       11/04/2004      27,000
                             107,000         1.025+      12/15/2004     107,000
                             135,000         1.03+       12/17/2004     135,000
                              46,400         1.02+        2/28/2005      46,394
                              24,000         1.045+       3/24/2005      23,986
                              36,000         1.03+        5/06/2005      35,992
                             132,500         1.035+       7/05/2005     132,467
                              13,400         1.04+       12/05/2005      13,396
                              23,000         1.04+        2/21/2006      22,989
                              28,000         1.04+        5/19/2006      27,986
                              15,000         1.07+        2/20/2008      14,994
-------------------------------------------------------------------------------
Federal Home                   5,000         2.50        11/14/2003       5,002
Loan Bank                     63,300         0.97+       12/04/2003      63,299
                              15,900         4.875        4/16/2004      16,168
                              18,000         3.375        5/14/2004      18,206
                              39,300         1.01+        8/19/2004      39,294
                              15,700         2.125       12/15/2004      15,809
                              78,400         1.625        4/15/2005      78,382
                              21,400         1.75         6/17/2005      21,346
                              21,400         1.42         6/30/2005      21,226
-------------------------------------------------------------------------------
Freddie Mac                   40,500         4.50         8/15/2004      41,508
                              14,000         3.25        11/15/2004      14,263
                              14,000         2.23        11/19/2004      14,005
                              21,000         2.15         1/21/2005      21,032
                              12,400         3.875        2/15/2005      12,755
                              11,000         2.10         2/25/2005      11,022
                              13,000         1.75         8/15/2005      12,943
                               8,000         2.29        10/28/2005       8,020
                              11,000         2.41        11/04/2005      11,000
-------------------------------------------------------------------------------
Student Loan                  50,000         1.17+        1/09/2004      50,000
Marketing                     80,000         1.18+        2/12/2004      79,996
Association
-------------------------------------------------------------------------------
U.S. Treasury Notes           13,000         1.75        12/31/2004      13,061
                              12,400         1.625       10/31/2005      12,349
-------------------------------------------------------------------------------
Total U.S. Government, Agency &
Instrumentality Obligations--Non-Discount
(Cost--$2,682,764) ................................................   2,682,698
-------------------------------------------------------------------------------

Face
Amount                         Issue
-------------------------------------------------------------------------------
Repurchase Agreements--2.5%
-------------------------------------------------------------------------------
$136,700      UBS Warburg LLC, purchased on 10/31/2003
              to yield 1.06% to 11/03/2003, repurchase
              price $136,712, collateralized by Resolution
              Funding STRIPS, 0% due 4/15/2004 to
              10/15/2029                                                136,700
-------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$136,700) ..................................................     136,700
-------------------------------------------------------------------------------

Shares
Held
-------------------------------------------------------------------------------
Short-Term Investments--4.2%
-------------------------------------------------------------------------------
224,321  Merrill Lynch Premier Institutional
         Fund (a)(b)                                                    224,321
-------------------------------------------------------------------------------
Total Short-Term Investments
(Cost--$224,321) ..................................................     224,321
-------------------------------------------------------------------------------
Total Investments
(Cost--$5,697,342)--105.5% ........................................   5,697,359

Liabilities in Excess of Other Assets--(5.5%)                          (296,289)
                                                                     ----------
Net Assets--100.0%                                                   $5,401,070
                                                                     ==========
-------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 2003.
+     Floating rate note.
(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Dividend/
                                                           Net         Interest
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                                    --         $ 1

      Merrill Lynch Premier Institutional Fund           224,321         $26
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

Statement of Assets and Liabilities

As of October 31, 2003
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Investments, at value (including securities loaned of $219,278,484)
                     (identified cost--$5,697,341,740*) ...................................                        $ 5,697,358,515
                   Receivables:
                     Interest .............................................................    $     8,783,371
                     Beneficial interest sold .............................................            170,410
                     Securities lending--net ..............................................             20,657           8,974,438
                                                                                               ---------------
                   Prepaid registration fees and other assets .............................                                257,891
                                                                                                                   ---------------
                   Total assets ...........................................................                          5,706,590,844
                                                                                                                   ---------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
                   Collateral on securities loaned, at value ..............................                            224,320,500
                   Payables:
                      Beneficial interest redeemed ........................................         66,513,610
                      Securities purchased ................................................         11,000,000
                      Investment adviser ..................................................          2,164,487
                      Other affiliates ....................................................          1,079,166
                      Distributor .........................................................             34,951          80,792,214
                                                                                               ---------------
                   Accrued expenses and other liabilities .................................                                407,942
                                                                                                                   ---------------
                   Total liabilities ......................................................                            305,520,656
                                                                                                                   ---------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets .............................................................                        $ 5,401,070,188
                                                                                                                   ===============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
                   Class I Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                        $   519,968,486
                   Class II Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ...................................................                             20,136,855
                   Paid-in capital in excess of par .......................................                          4,860,948,072
                   Unrealized appreciation on investments--net ............................                                 16,775
                                                                                                                   ---------------
                   Net Assets .............................................................                        $ 5,401,070,188
                                                                                                                   ===============
==================================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
                   Class I--Based on net assets of $5,199,454,694 and 5,199,684,861 shares
                   outstanding ............................................................                        $          1.00
                                                                                                                   ===============
                   Class II--Based on net assets of $201,615,494 and 201,368,552 shares
                   outstanding ............................................................                        $          1.00
                                                                                                                   ===============

* Cost for Federal income tax purposes. As of October 31, 2003, net unrealized appreciation for Federal income tax purposes amounted to $16,775, of which $755,446 related to appreciated securities and $738,671 related to depreciated securities.

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003       9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Year Ended October 31, 2003
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned ...............                        $    90,896,782
                   Securities lending--net ................................................                                 27,499
                                                                                                                   ---------------
                   Total income ...........................................................                             90,924,281
                                                                                                                   ---------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ...............................................    $    25,250,077
                   Transfer agent fees--Class I ...........................................          6,954,438
                   Accounting services ....................................................            820,850
                   Distribution fees--Class II ............................................            473,068
                   Registration fees ......................................................            466,811
                   Transfer agent fees--Class II ..........................................            271,926
                   Printing and shareholder reports .......................................            266,242
                   Trustees' fees and expenses ............................................            200,304
                   Custodian fees .........................................................            158,834
                   Professional fees ......................................................            157,074
                   Pricing services .......................................................             21,454
                   Other ..................................................................             89,576
                                                                                               ---------------
                   Total expenses .........................................................                             35,130,654
                                                                                                                   ---------------
                   Investment income--net .................................................                             55,793,627
                                                                                                                   ---------------
==================================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
----------------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ......................................                                349,865
                   Change in unrealized appreciation on investments--net ..................                             (7,367,619)
                                                                                                                   ---------------
                   Total realized and unrealized loss on investments--net .................                             (7,017,754)
                                                                                                                   ---------------
                   Net Increase in Net Assets Resulting from Operations ...................                        $    48,775,873
                                                                                                                   ===============

      See Notes to Financial Statements.


10      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

Statements of Changes in Net Assets

                                                                                                         For the Year Ended
                                                                                                            October 31,
                                                                                               -----------------------------------
Increase (Decrease) in Net Assets:                                                                    2003                2002
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net .................................................    $    55,793,627     $   119,493,264
                   Realized gain on investments--net ......................................            349,865             564,792
                   Change in unrealized appreciation on investments--net ..................         (7,367,619)         (9,585,896)
                                                                                               -----------------------------------
                   Net increase in net assets resulting from operations ...................         48,775,873         110,472,160
                                                                                               -----------------------------------
==================================================================================================================================
Dividends & Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class I .............................................................        (54,142,456)       (115,094,618)
                      Class II ............................................................         (1,651,171)         (4,398,646)
                   Realized gain on investments--net:
                      Class I .............................................................           (336,754)           (541,471)
                      Class II ............................................................            (13,111)            (23,321)
                                                                                               -----------------------------------
                   Net decrease in net assets resulting from dividends and distributions to
                     shareholders .........................................................        (56,143,492)       (120,058,056)
                                                                                               -----------------------------------
==================================================================================================================================
Beneficial Interest Transactions
----------------------------------------------------------------------------------------------------------------------------------
                   Net decrease in net assets derived from beneficial interest transactions     (1,527,088,257)     (1,015,293,612)
                                                                                               -----------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Total decrease in net assets ...........................................     (1,534,455,876)     (1,024,879,508)
                   Beginning of year ......................................................      6,935,526,064       7,960,405,572
                                                                                               -----------------------------------
                   End of year ............................................................    $ 5,401,070,188     $ 6,935,526,064
                                                                                               ===================================

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003      11

[LOGO] Merrill Lynch Investment Managers


Financial Highlights

                                                                                            Class I
The following per share data and ratios have been derived   -----------------------------------------------------------------------
from information provided in the financial statements.                           For the Year Ended October 31,
                                                            -----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2003           2002           2001           2000           1999
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------------------------------------------------------------------
                   Investment income--net ...............         .0088          .0163          .0460          .0583          .0474
                   Realized and unrealized gain (loss) on
                     investments--net ...................        (.0011)        (.0012)         .0021          .0010         (.0012)
                                                            -----------------------------------------------------------------------
                   Total from investment operations .....         .0077          .0151          .0481          .0593          .0462
                                                            -----------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ............        (.0088)        (.0163)        (.0460)        (.0583)        (.0474)
                      Realized gain on investments--net .        (.0001)        (.0001)        (.0002)            --             --
                                                            -----------------------------------------------------------------------
                   Total dividends and distributions ....        (.0089)        (.0164)        (.0462)        (.0583)        (.0474)
                                                            -----------------------------------------------------------------------
                   Net asset value, end of year .........   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            =======================================================================
                   Total investment return ..............           .88%          1.66%          4.73%          5.93%          4.84%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .............................           .55%           .56%           .58%           .51%           .50%
                                                            =======================================================================
                   Investment income and realized gain on
                     investments--net ...................           .90%          1.65%          4.68%          5.76%          4.75%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands)   $ 5,199,455    $ 6,669,287    $ 7,594,189    $ 9,303,582    $13,865,025
                                                            =======================================================================

      See Notes to Financial Statements.


12      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

Financial Highlights (concluded)

                                                                                          Class II
The following per share data and ratios have been derived   ----------------------------------------------------------------------
from information provided in the financial statements.                          For the Year Ended October 31,
                                                            ----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2003          2002          2001           2000            1999
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of year ...   $      1.00   $      1.00   $      1.00    $      1.00     $      1.00
                                                            ----------------------------------------------------------------------
                   Investment income--net ...............         .0069         .0144         .0440          .0566           .0454
                   Realized and unrealized gain (loss) on
                     investments--net ...................        (.0011)       (.0013)        .0021          .0010          (.0019)
                                                            ----------------------------------------------------------------------
                   Total from investment operations .....         .0058         .0131         .0461          .0576           .0435
                                                            ----------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ............        (.0069)       (.0143)       (.0440)        (.0566)         (.0454)
                      Realized gain on investments--net .        (.0001)       (.0001)       (.0002)            --              --
                                                            ----------------------------------------------------------------------
                   Total dividends and distributions ....        (.0070)       (.0144)       (.0442)        (.0566)         (.0454)
                                                            ======================================================================
                   Net asset value, end of year .........   $      1.00   $      1.00   $      1.00    $      1.00     $      1.00
                                                            ======================================================================
                   Total investment return ..............           .69%         1.46%         4.52%          5.72%           4.63%
                                                            ======================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .............................           .75%          .76%          .79%           .71%            .71%
                                                            ======================================================================
                   Investment income and realized gain on
                     investments--net ...................           .70%         1.46%         4.57%          5.52%           4.54%
                                                            ======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of year (in thousands)   $   201,615   $   266,239   $   366,217    $   593,339     $ 1,364,735
                                                            ======================================================================

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003      13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund invests in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Reverse repurchase agreements -- The Fund may invest in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral


14      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003
and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the year ended October 31, 2003, MLIM, LLC received $4,333 in securities lending agent fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended October 31, 2003, the Fund reimbursed MLIM $139,179 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $1,527,088,257 and $1,015,293,612 for the years ended October 31, 2003 and
October 31, 2002, respectively.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003      15

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2003                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................       16,130,813,502      $ 16,130,813,502
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................           54,410,998            54,410,998
                                          -------------------------------------
Total issued .......................       16,185,224,500        16,185,224,500
Shares redeemed ....................      (17,647,969,122)      (17,647,969,122)
                                          -------------------------------------
Net decrease .......................       (1,462,744,622)     $ (1,462,744,622)
                                          =====================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2002                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................       20,025,675,368      $ 20,025,675,368
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................          115,598,296           115,598,296
                                          -------------------------------------
Total issued .......................       20,141,273,664        20,141,273,664
Shares redeemed ....................      (21,057,007,871)      (21,057,007,871)
                                          -------------------------------------
Net decrease .......................         (915,734,207)     $   (915,734,207)
                                          =====================================

-------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2003                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................        192,329,461       $ 192,329,461
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................          1,661,660           1,661,660
                                          -------------------------------------
Total issued ...........................        193,991,121         193,991,121
Shares redeemed ........................       (258,334,756)       (258,334,756)
                                          -------------------------------------
Net decrease ...........................        (64,343,635)      $ (64,343,635)
                                          =====================================

-------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2002                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................        235,741,609       $ 235,741,609
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................          4,413,525           4,413,525
                                          -------------------------------------
Total issued ...........................        240,155,134         240,155,134
Shares redeemed ........................       (339,714,539)       (339,714,539)
                                          -------------------------------------
Net decrease ...........................        (99,559,405)      $ (99,559,405)
                                          =====================================

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 was as follows:

-------------------------------------------------------------------------------
                                                  10/31/2003         10/31/2002
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................       $ 56,143,492       $120,058,056
                                                 -------------------------------
Total taxable distributions ..............       $ 56,143,492       $120,058,056
                                                 ===============================

As of October 31, 2003, there were no significant differences between the book and tax components of net assets.


16      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

Independent Auditors' Report

To the Shareholders and Board of Trustees of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 17, 2003


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003      17

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length                                                         Fund Complex    Directorships
                           Held         of Time                                                        Overseen by     Held by
Name        Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President and Chairman of the Merrill Lynch           124 Funds       None
Glenn*      Princeton, NJ  and          present  Investment Managers, L.P. ("MLIM")/Fund Asset         163 Portfolios
            08543-9011     Trustee      and      Management, L.P. ("FAM")--Advised Funds since 1999;
            Age: 63                     1985 to  Chairman (Americas Region) of MLIM from 2000 to
                                        present  2002; Executive Vice President of FAM and MLIM (which terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                 Director thereof from 1991 to 2002; Executive Vice
                                                 President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002; President
                                                 of Princeton Administrators, L.P. from 1989 to 2002;
                                                 Director of Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or
              MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The
              Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Trustee      2002 to  Director, The China Business Group, Inc. since        40 Funds        None
Bodurtha    Princeton, NJ               present  1996 and Executive Vice President thereof from        60 Portfolios
            08543-9095                           1996 to 2003; Chairman of the Board, Berkshire
            Age: 59                              Holding Corporation since 1980; Partner, Squire,
                                                 Sanders & Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills  P.O. Box 9095  Trustee      1994 to  Member of the Committee of Investment of              40 Funds        Kimco
            Princeton, NJ               present  Employee Benefit Assets of the Association of         60 Portfolios   Realty
            08543-9095                           Financial Professionals ("CIEBA") since 1986                          Corporation
            Age: 68                              and its Chairman from 1991 to 1992; Member
                                                 of the Investment Advisory Committees of the
                                                 State of New York Common Retirement Fund
                                                 since 1989; Member of the Investment Advisory
                                                 Committee of the Howard Hughes Medical
                                                 Institute from 1997 to 2000; Director, Duke
                                                 Management Company since 1992 and Vice
                                                 Chairman thereof since 1998; Director, LaSalle
                                                 Street Fund from 1995 to 2001; Director, Kimco
                                                 Realty Corporation since 1997; Member of the
                                                 Investment Advisory Committee of the Virginia
                                                 Retirement System since 1998 and Vice Chairman
                                                 thereof since 2002; Director, Montpelier
                                                 Foundation since 1998 and Vice Chairman
                                                 thereof since 2000; Member of the Investment
                                                 Committee of the Woodberry Forest School since
                                                 2000; Member of the Investment Committee of
                                                 the National Trust for Historic Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Trustee      2002 to  John M. Olin Professor of Humanities, New York        40 Funds        None
London      Princeton, NJ               present  University since 1993 and Professor thereof since     60 Portfolios
            08543-9095                           1980; President of Hudson Institute since 1997
            Age: 64                              and Trustee thereof since 1980.
------------------------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length                                                         Fund Complex    Directorships
                           Held         of Time                                                        Overseen by     Held by
Name        Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Andre F.    P.O. Box 9095  Trustee      2002 to  George Gund Professor of Finance and Banking,         40 Funds        None
Perold      Princeton, NJ               present  Harvard Business School since 2000 and a member       60 Portfolios
            08543-9095                           of the faculty since 1979; Director and Chairman of
            Age: 51                              the Board,UNX, Inc. since 2003; Director, Sanlam
                                                 Limited and Sanlam Life since 2001; Director,
                                                 Genbel Securities and Gensec Bank since 1999;
                                                 Director, Stockback.com from 2002 to 2002;
                                                 Director, Bulldogresearch.com from 2000 to 2001;
                                                 Director, Sanlam Investment Management from 1999
                                                 to 2001; Director, Quantec Limited from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Trustee      2002 to  Shareholder, Modrall, Sperling, Roehl, Harris &       40 Funds        None
Cooper      Princeton, NJ               present  Sisk, P.A. since 1993; Director of Cooper's, Inc.     60 Portfolios
Ramo        08543-9095                           since 1999 and Chairman of the Board since
            Age: 61                              2000; Director of ECMC, Inc. since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Trustee      1996 to  Principal of STI Management since 1994; Trustee       40 Funds        None
Salomon,    Princeton, NJ               present  of Commonfund from 1980 to 2001; Director of          60 Portfolios
Jr.         08543-9095                           Rye Country Day School since 2001.
            Age: 66
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.  P.O. Box 9095  Trustee      1984 to  Chairman, Fernwood Advisors (investment adviser)      41 Funds        None
Swensrud    Princeton, NJ               present  since 1996; Principal of Fernwood Associates          61 Portfolios
            08543-9095                           (financial consultant) since 1975; Chairman of
            Age: 70                              RPP Corporation since 1978; Director, International
                                                 Mobile Communications, Inc. since 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length
                           Held         of Time
Name        Address & Age  with Fund    Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
            08543-9011     and          and      President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer    1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Kevin J.    P.O. Box 9011  Senior       1997 to  Managing Director of MLIM since 2000; Director (Global Fixed Income) of MLIM from
McKenna     Princeton, NJ  Vice         present  1997 to 2000.
            08543-9011     President
            Age: 46
------------------------------------------------------------------------------------------------------------------------------------
Donaldo S.  P.O. Box 9011  Vice         2002 to  Vice President of MLIM since 1985.
Benito      Princeton, NJ  President    present
            08543-9011
            Age: 58
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2000 to  First Vice President of MLIM since 2001; Director of MLIM from 2000 to 2001; Vice
Gillespie   Princeton, NJ               present  President (Legal Advisory) of MLIM from 1999 to 2000 and Attorney associated with
            08543-9011                           MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset Management,
            Age: 39                              Inc. from 1997 to 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2003      19

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                 #10262 -- 10/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--

         The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -

         The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills, (2) Andre Perold, (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


        By: /s/ Terry K. Glenn
            --------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

        Date: December 22, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            --------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

        Date: December 22, 2003


        By: /s/ Donald C. Burke
            --------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

        Date: December 22, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.